Expected Credit Losses Allowance	12 Months Ended
Dec. 31, 2019
Expected Credit Losses Allowance [Abstract]
EXPECTED CREDIT LOSSES ALLOWANCE

NOTE 30

EXPECTED CREDIT LOSSES ALLOWANCE

I.	Expected credit losses (ECL) allowance – under IFRS 9

As of December 31, 2019 and 2018, under the new credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

For the year ended December 31, 2019	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	(3,002)	(4,930)	(10,469)	(8,686)	(79,501)	(33,657)	(140,245)
Mortgage loans	-	(1,177)	-	(4,998)	-	(8,237)	(14,412)
Consumer loans	-	(8,875)	-	(15,280)	-	(145,328)	(169,483)
Contingent loans	45	589	10	24	152	188	1,008
Loans and account receivable at FVOCI	5	-	-	-	-	-	5
Debt at FVOCI	-	(184)	-	-	-	-	(184)
Total	(2,952)	(14,577)	(10,459)	(28,940)	(79,349)	(187,034)	(323,311)

For the year ended December 31, 2018	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	79	5,652	(2,891)	(1,533)	(96,131)	(47,959)	(142,783)
Mortgage loans	-	5,583	-	5,161	-	3,377	14,121
Consumer loans	-	1,861	-	192	-	(191,304)	(189,251)
Contingent loans	(90)	1,214	11	(68)	(225)	(834)	8
Loans and account receivable at FVOCI	363	-	68	-	-	-	431
Debt at FVOCI	-	66	-	-	-	-	66
Total	352	14,376	(2,812)	3,752	(96,356)	(236,720)	(317,408)

II.	Provision for loan losses – under IAS 39

		Loans and accounts receivable from customers
For the year ended December 31, 2017	Interbank loans	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
	Individual	Individual	Group	Group	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(15,699)	-	-	-	-	-	(15,699)
Provisions established	(307)	(64,658)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(516,646)
Total provisions and charge-offs	(307)	(80,357)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(532,345)
Provisions released	3,970	55,925	20,491	11,427	46,089	7,001	1,660	146,563
Recovery of loans previously charged off	-	11,114	21,499	10,942	39,972	-	-	83,527
Net charge to income	3,663	(13,318)	(106,691)	(21,252)	(165,977)	3,884	(2,564)	(302,255)

b)	The detail of Charge-off of individually significant loans, is as follows:

For the years ended December 31,
2017
MCh$

Charge-off of loans	51,978
Provision applied	(36,279)
Net charge offs of individually significant loans	15,699